Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on plan assets	$ 626	$ 1,288
Pension plan [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions	148		$ 4
Financial assumptions	(327)	(1,133)	488
Experience assumptions	(59)	(45)	(65)
Net actuarial gains (losses) on plan assets	349	965	(234)
Changes in asset ceiling excluding interest income	(1)	(5)	1
Net remeasurement gains (losses) recognized in OCI	110	(218)	194
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions	13		46
Financial assumptions	(26)	(78)	67
Experience assumptions	7	1	4
Net remeasurement gains (losses) recognized in OCI	$ (6)	$ (77)	$ 117